Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Net loss	$ (39,031)	$ (86,636)	$ (80,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Finance expenses, net	1,231	13	896
Other expenses	445	192
Financial liabilities recorded as listing expenses		7,648
Finance expenses related to convertible loans and warrants	7,227	5,016
Revaluation of liability to Legacy	267	810
ELOC		1,570
Share listing expenses		12,312
Issuance of shares to consultants	2,420
Depreciation and amortization	2,379	7,637	7,791
Impairment of goodwill and intangible assets	653	15,258	23,356
Change in employee benefit liabilities, net	(42)	(43)	(364)
Change in deferred tax liabilities	(37)	(39)	(1,059)
Cost of share-based payment	2,070	7,115	10,516
Adjustments to the profit or loss items	16,615	57,489	41,136
Changes in asset and liability items:
Decrease (increase) in trade receivables	1,890	13,242	(1,453)
Decrease (increase) in other assets	665	(4,730)	2,462
Increase (decrease) in trade payables	(1,591)	(3,436)	544
Decrease (increase) in inventories		1,812	(288)
Change in balances of government grants	70	(824)
Increase in other accounts payable	7,776	7,980	15,216
Changes in asset and liability	8,810	14,044	16,481
Cash paid and received during the year for:
Interest paid,net	(277)	(717)	(806)
Taxes paid	(3,227)	(382)	(243)
Cash paid and received during the year	(3,504)	(1,099)	(1,049)
Net cash used in operating activities	(17,110)	(16,202)	(23,432)
Cash flows from investing activities:
Investment in restricted bank deposit			(660)
Withdrawal from restricted bank deposit	1,407	3,926
(Investment in) restricted cash	(337)	(1,493)	140
Change in long-term deposits	177
Purchase of property and equipment	(84)	(297)	(624)
Assets acquisition			(5,405)
Credit line to a related party	(1,615)
Net cash provided by (used in) investing activities	(452)	2,136	(6,549)
Cash flows from financing activities:
Issuance of ordinary shares,net of issuance expenses		2,379	18,836
Short-term loans,net			1,780
Repayment of lease liabilities	(1,017)	(1,711)	(2,065)
Receipt on account of issuance of shares			2,251
Dividend distribution to non-controlling interests			(95)
Exercise of options and warrants	5,146	2,005	1,086
Government grants			77
Receipt of short-term loans	19,815	15,227
Acquisition of non-controlling interest	(6,768)
Repayment of short-term loans		(4,973)	(1,210)
Net cash provided by financing activities	17,176	12,927	20,660
Exchange rate differences on cash and cash equivalents	(51)	667	(659)
(decrease) in cash and cash equivalents	(437)	(472)	(9,980)
Cash and cash equivalents at the beginning of the year	3,522	3,994	13,974
Cash and cash equivalents at the end of the year	3,085	3,522	3,994
Non-cash transactions:
Right-of-use asset and liability	627	(2,516)	1,306
Assets acquisition			4,796
Employee benefit assets and liabilities	168	97	121
Reclassification of deferred issuance cost to equity		1,384	1,717
Dividend distribution to non-controlling interests		369
Reclassification of liability to equity	2,670
Conversion of convertible loans	$ 7,876	$ 6,143